Document and Entity Information Document	Oct. 19, 2021	Oct. 18, 2021	May 20, 2021	Oct. 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date		Oct. 18, 2021
Entity Registrant Name		Valmont Industries, Inc.
Entity Central Index Key				0000102729
Amendment Flag				false
Entity Incorporation, State or Country Code			DE
Entity File Number			1-31429
Entity Tax Identification Number			47-0351813
Entity Address, Address Line One			One Valmont Plaza
Entity Address, City or Town			Omaha
Entity Address, State or Province			NE
Entity Address, Postal Zip Code			68154
City Area Code		402
Local Phone Number		963-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security				Common Stock, $1.00 par value
Trading Symbol				VMI
Security Exchange Name				NYSE
Entity Emerging Growth Company		false